Average Annual Total Returns - VIPValuePortfolio-InitialServiceService2PRO - VIPValuePortfolio-InitialServiceService2PRO - VIP Value Portfolio	Apr. 30, 2025
VIP Value Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.37%
Past 5 years	12.09%
Past 10 years	9.98%
VIP Value Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.23%
Past 5 years	11.98%
Past 10 years	9.87%
VIP Value Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	11.08%
Past 5 years	11.80%
Past 10 years	9.71%
RS008
Average Annual Return:
Past 1 year	13.98%
Past 5 years	8.60%
Past 10 years	8.40%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%